Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Line Items]
Income Taxes
16.
Income taxes

The Company files its primary tax return in the United Kingdom (“the UK”). Its subsidiaries file income tax returns in various global jurisdictions. The income taxes of the Company are presented on a separate return basis for each tax-paying entity.

The components of the Company's loss (income) before income taxes are as follows:

	December 31, 2025	December 31, 2024
UK	$110,140,655	$172,275,697
Foreign	8,998,512	931,701
Total	$119,139,167	$173,207,398

The components of the Company's income tax expense are as follows:

	December 31, 2025	December 31, 2024
Current expense:
United Kingdom	$105,933	$—
Foreign	630,672	44,933
Total current:	$736,605	$44,933

Deferred (benefit)/expense:
United Kingdom	$(10,643,137)	$—
Foreign	(7,822,407)	—
Total deferred:	$(18,465,544)	$—

Total income tax (benefit)/expense:	$(17,728,939)	$44,933

A reconciliation of the provision for income taxes to the amount computed by applying the 25% statutory United Kingdom income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	December 31, 2025
	Tax Expense / (Benefit)	Income Tax Rate
Tax at U.K. federal statutory rate	$(29,784,792)	25.00%
State and local income taxes, net of federal income tax effect	—	0.00%
Foreign income tax effects
United States
Valuation allowance	3,459,918	(2.90)%
Deferred Adjustments	(2,430,603)	2.04%
Other Items	(14,232)	0.01%
Canada
Valuation allowance	517,679	(0.43)%
Permanent Differences	1,183,392	(0.99)%
Other Items	(18,545)	0.02%
Switzerland
Statutory rate difference	6,678,591	(5.61)%
Valuation allowance	0	0.00%
Permanent Differences	(15,026,205)	12.61%
Other Items	17,390	(0.01)%
Other foreign jurisdictions	690,509	(0.58)%
Effect of changes in tax laws or rates enacted in the current period	—	0.00%
Effects of cross-border tax laws	—	0.00%
Tax Credits	—	0.00%
Valuation Allowance	15,411,813	(12.94)%
Nontaxable or nondeductible items
Non-Trade Loan Relationship Debits	7,196,160	(6.04)%
Impairment Losses	3,230,786	(2.71)%
Other	726,152	(0.61)%
Other Items
Net Operating Loss Adjustments	(7,625,312)	6.40%
Deferred Adjustments	(1,941,640)	1.63%
Changes in unrecognized tax benefits	—	0.00%
	$(17,728,939)	14.88%

December 31, 2024
Loss before income taxes	$(173,207,398)
Income tax benefit at statutory tax rates (a)	43,301,850
Effect of:
Non-deductible or non-taxable foreign currency exchange results	(329,399)
International rate differences (b)	(23,423)
Non-deductible expenses	(29,846,517)
Change in valuation allowance	(12,858,776)
Income tax expense	$243,735

a.
The statutory or “expected” tax rate is the U.K. rate of 25% for 2024.
b.
Amounts reflect adjustments (either a benefit or expense) to the “expected” tax expense for statutory rates in jurisdictions in which we operate outside of the UK.

The amount of cash paid for income taxes (net of refunds) for the year ended December 31, 2025 is as follows:

December 31, 2025
United Kingdom	$—
Foreign
India	16,881
Singapore	32,264
Canada	33,650
Poland	17,925
Germany	10,237
Other	831
Total income taxes paid, net of refunds	$111,788

The Company and its subsidiaries are liable to income taxes in their respective jurisdiction. The Company has unused tax losses as follows as at December 31, 2025:

	Tax loss carryforward	Expiration period
United Kingdom	$164,111,273	Indefinite
United States	153,048,075	Pre-TCJA 20, Post-TCJA Indefinite
Spain	1,335,632	Indefinite
Singapore	43,612,612	Indefinite
Canada	41,176,850	20 years
Other	5,932,045	Various
Total	$409,216,487

United States federal and state laws can impose substantial restrictions on the utilization of net operating loss and tax credit carryforwards in the event of an “ownership change,” as defined in Section 382 of the Internal Revenue Code. The Company expects that the majority of its United States net operating losses and other tax attributes are subject to Section 382, primarily in relation to its acquisition of Crownpeak (see Note 4). The Company has not completed a formal study to determine limitations at this time on these United States tax attributes. Such a study could result in limitations on the utilization of these net operating loss and other tax attribute carryforwards. As of December 31, 2025 our United States tax attributes are fully offset with valuation allowances with no tax benefit recorded in the combined consolidated financial statements.

The tax effects of temporary differences that give rise to the significant portions of our deferred tax assets and liabilities are presented below:

	December 31, 2025	December 31, 2024
Deferred Tax Assets:
Net Operating Losses	$98,253,660	$13,624,501
Other	691,392	—
Derivative Assets	644,969	644,969
Convertible Debt	8,838,491	7,382,329
Share-Based Payment Liability	350,000	350,000
Disallowed Interest Carryforward	7,703,939	—
Lease Liabilities	104,523	—
Transaction Costs	1,676,141	—
Total	$118,263,115	$22,001,799

Deferred Tax Liabilities:
Derivative Liabilities	$(646,895)	$(646,895)
Right of Use Assets	(92,263)	—
Intangible Assets	(54,893,784)	(485,477)
Accrued Expenses	(1,805,939)	—
Total	$(57,438,881)	$(1,132,372)

Net Deferred Tax Asset/(Liability):	$60,824,234	$20,869,427
Valuation Allowance	(89,074,069)	(20,869,427)
Net Deferred Tax Asset/(Liability), net of Valuation Allowance:	$(28,249,835)	$—

Valuation allowances are recognized on deferred tax assets if the Company believes it is more likely than not that some or all of the deferred tax assets will not be realized. In assessing the need for a valuation allowance, the Company considers all available evidence, including historical operating results, projections of future taxable income, the reversal of existing taxable temporary differences, and tax planning strategies. As of December 31, 2025, the Company recorded valuation allowances of $89,074,069 against its deferred tax assets that are more likely than not to be realized. The valuation allowance primarily relates to net operating loss carryforwards in the United Kingdom, United States, Singapore, and Canada, as well as disallowed business interest expense carryforwards in the United States under Section 163(j) of the Internal Revenue Code. The valuation allowance increased by $68.2 million during the year ended December 31, 2025 , primarily as a result of acquisitions completed during the year, which included entities in multiple jurisdictions with significant net operating loss carryforwards for which realization is not considered more likely than not. As of December 31, 2025, the Company recorded a net deferred tax liability, primarily attributable to certain jurisdictions associated with acquisitions completed during the year ended December 31, 2025. These jurisdictions are in a net deferred tax liability position due to fair value adjustments recorded in connection with purchase accounting.

The Company files income tax returns as prescribed by the tax laws of its operating jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. In connection with such reviews, disputes could arise with the taxing authorities over the interpretation or application of certain income tax rules related to our business in that tax jurisdiction. Such disputes may result in future tax and interest and penalty assessments by these taxing authorities. The ultimate resolution of tax contingencies will take place upon the earlier of (i) the settlement date with the applicable taxing authorities in either cash or agreement of income tax positions or (ii) the date when the tax authorities are statutorily prohibited from adjusting the Company’s tax computations.

The Company has not recognized any uncertain tax position for the year ended December 31, 2025 and December 31, 2024, respectively.